Income Taxes [Details] In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Income (loss) from continuing operations before income taxes and equity in earnings of affiliated companies:
Domestic	$ 827,494	¥ 68,682,000	¥ (35,965,000)	¥ 5,426,000
Foreign	1,820,807	151,127,000	100,944,000	123,356,000
Income before income taxes and equity in earnings of affiliated companies	2,648,301	219,809,000	64,979,000	128,782,000
Current
Domestic	185,434	15,391,000	5,254,000	22,854,000
Foreign	512,433	42,532,000	27,468,000	37,657,000
Total current income taxes	697,867	57,923,000	32,722,000	60,511,000
Deferred
Domestic	58,856	4,885,000	(6,272,000)	(17,008,000)
Foreign	22,867	1,898,000	(1,086,000)	(1,210,000)
Deferred income taxes	81,723	6,783,000	(7,358,000)	(18,218,000)
Total	779,590	64,706,000	25,364,000	42,293,000
Total income taxes recognized
Consolidated income before income taxes and equity in earnings of affiliated companies	2,648,301	219,809,000	64,979,000	128,782,000
Other comprehensive income (loss):
Foreign currency translation adjustments	(5,940)	(493,000)	(292,000)	(548,000)
Net unrealized holding gains (losses) on securities available for sale	15,940	1,323,000	3,980,000	(10,185,000)
Pension liability adjustments	(17,542)	(1,456,000)	1,843,000	(3,855,000)
Net unrealized holding gains (losses) on derivative instruments,Tax (expense) benefit	(940)	(78,000)	886,000	(884,000)
Total income taxes	771,108	64,002,000	31,781,000	26,821,000
Deferred tax assets:
Allowances provided, not yet recognized for tax	47,518	3,944,000	3,332,000
Accrued expenses	587,193	48,737,000	43,835,000
Property, plant and equipment	161,470	13,402,000	13,289,000
Inventories	90,566	7,517,000	8,551,000
Net operating loss carryforwards	446,928	37,095,000	51,543,000
Research and development expenses	6,711	557,000	690,000
Other	289,687	24,044,000	31,536,000
Total gross deferred tax assets	1,630,073	135,296,000	152,776,000
Less valuation allowance	(442,048)	(36,690,000)	(49,081,000)
Total deferred tax assets	1,188,025	98,606,000	103,695,000
Deferred tax liabilities:
Unrealized holding gains on securities available for sale	120,145	9,972,000	7,829,000
Deferral of profit from installment sales	325	27,000	104,000
Property, plant and equipment	155,627	12,917,000	11,519,000
Intangible assets	210,880	17,503,000	17,503,000
Undistributed earnings of foreign subsidiaries and affiliated companies accounted for by the equity method	61,349	5,092,000	3,847,000
Total deferred tax liabilities	548,326	45,511,000	40,802,000
Net deferred tax assets and liabilities	$ 639,699	¥ 53,095,000	¥ 62,893,000